Joint Ventures	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Joint Ventures	Joint Ventures
8.1    Investment in joint ventures accounted for under the equity method of accounting.

	Equity-accounted investees		Share in income (loss) of joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2024	As of December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	8,422	19,490	2,491	(6,564)	8,208
Pavoni & C. Spa	7,508	7,870	189	396	470
Covalent Lithium Pty Ltd. (1)	—	—	(758)	107	—
Pirra Lithium Pty Ltd.	3,535	3,544	—	—	—
Azure Minerals	542,456	—	—	—	—
Total	561,921	30,904	1,922	(6,061)	8,678

(1) Investments accounted for using the equity method with a negative value are included within “Other non-current provisions” in the amount of ThUS$1,259 and ThUS$ 766 as of December 31, 2024 and 2023 respectively. The effects resulting from the share in the profit (loss) of this joint venture for the years ended December 31, 2024 and 2023 for an amount to ThUS$ (758) and ThUS$ 107, and are included within “other (losses) gains”.

	Share on other comprehensive income joint ventures accounted for using the equity method			Share on total comprehensive income of joint ventures accounted for using the equity method
Joint Venture	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	(577)	2,450	674	1,914	(4,114)	8,882
Pavoni & C. Spa	(276)	139	(210)	(87)	535	260
Covalent Lithium Pty Ltd. (*)	265	1,583	90	(493)	1,690	90
Total	(588)	4,172	554	1,334	(1,889)	9,232